Employee Benefit Plan - Schedule of Change in Projected Benefit Obligation (Details) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Change in Projected Benefit Obligation [Abstract]
Projected benefit obligation balance	$ 80,833		$ 34,005		$ 34,005		$ 10,655
Service cost	35,102		16,915		30,692		15,707
Interest cost	4,244		1,799		2,373		759
Benefits paid
Actuarial loss	20,366	[1]	9,860	[1]	14,226	[2]	7,009	[2]
Effect of exchange rate changes	(471)		(63)		(463)		(125)
Projected benefit obligation balance	140,074		62,516		80,833		34,005
Unfunded status in the end	140,074		62,516		80,833		34,005
Unfunded amount recognized in consolidated balance sheets
Non-current liability (included under other non-current liabilities)	121,903		58,144
Current liability (included under accrued employee costs)	18,171		4,372		6,016		72
Total accrued liability	140,074		62,516		$ 80,833		$ 34,005
Accumulated benefit obligation at end	$ 76,026		$ 35,260

[1]	During the period ended September 30, 2025 and December 31, 2024, actuarial loss was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.
[2]	During the years ended December 31, 2024, and 2023, actuarial loss was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.